Investment Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity
Amortized Cost	$ 18,877	$ 1,469
Unrealized Gains	383	14
Unrealized Losses Other than Temporary	(6)	(1)
Unrealized Losses Other	(38)	(63)
Fair Value	19,216	1,419
Available-for-sale securities
Amortized Cost	51,356	51,855
Unrealized Gains	1,272	866
Unrealized Losses Other Than Temporary	(318)	(334)
Unrealized Losses Other	(373)	(878)
Fair Value	51,937	51,509
Other Investments [Member]
Available-for-sale securities
Amortized Cost	188	183
Unrealized Gains	15	17
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	(1)	(1)
Fair Value	202	199
U.S. Treasury and agency [Member]
Available-for-sale securities
Amortized Cost	1,045	2,559
Unrealized Gains	13	6
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	(1)	(28)
Fair Value	1,057	2,537
Obligations of state and political subdivisions [Member]
Available-for-sale securities
Amortized Cost	6,394	6,835
Unrealized Gains	167	3
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	(22)	(421)
Fair Value	6,539	6,417
Obligations of foreign governments [Member]
Available-for-sale securities
Amortized Cost	6	6
Unrealized Gains	0	0
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	0	0
Fair Value	6	6
Asset backed Securities [Member]
Available-for-sale securities
Amortized Cost	874
Collateralized Debt Obligations [Member]
Available-for-sale securities
Amortized Cost	180	204
Unrealized Gains	31	23
Unrealized Losses Other Than Temporary	(3)	(2)
Unrealized Losses Other	(2)	(1)
Fair Value	206	224
Other [Member]
Available-for-sale securities
Amortized Cost	694	709
Unrealized Gains	16	23
Unrealized Losses Other Than Temporary	(5)	(3)
Unrealized Losses Other	(24)	(9)
Fair Value	681	720
Corporate Debt Securities [Member]
Available-for-sale securities
Amortized Cost	1,000	1,109
Unrealized Gains	1	0
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	(174)	(151)
Fair Value	827	958
Perpetual preferred securities [Member]
Available-for-sale securities
Amortized Cost	379	456
Unrealized Gains	25	41
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	(86)	(49)
Fair Value	318	448
Asset backed Securities [Member]
Held-to-maturity
Amortized Cost	75
Collateralized Debt Obligations [Member]
Held-to-maturity
Amortized Cost	52	157
Unrealized Gains	13	13
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	(2)	(18)
Fair Value	63	152
Other [Member]
Held-to-maturity
Amortized Cost	23	127
Unrealized Gains	1	0
Unrealized Losses Other than Temporary	(6)	(1)
Unrealized Losses Other	(1)	(7)
Fair Value	17	119
Obligations of state and political subdivisions [Member]
Held-to-maturity
Amortized Cost	23	27
Unrealized Gains	1	1
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	(1)	(1)
Fair Value	23	27
Obligations of foreign governments [Member]
Held-to-maturity
Amortized Cost	7	7
Unrealized Gains	0	0
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	0	0
Fair Value	7	7
U.S. Treasury and agency [Member]
Held-to-maturity
Amortized Cost	2,560	165
Unrealized Gains	35	0
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	0	(1)
Fair Value	2,595	164
Other Debt Securities [Member]
Held-to-maturity
Amortized Cost	121	126
Unrealized Gains	0	0
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	(29)	(27)
Fair Value	92	99
Non-agency [Member] | Commercial Mortgage Backed Securities [Member]
Available-for-sale securities
Amortized Cost	42	47
Unrealized Gains	2	3
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	(2)	0
Fair Value	42	50
Non-agency [Member] | Commercial Mortgage Backed Securities [Member]
Held-to-maturity
Amortized Cost	4	10
Unrealized Gains	0	0
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	(2)	(5)
Fair Value	2	5
Agency [Member] | Residential [Member]
Available-for-sale securities
Amortized Cost	39,337	37,144
Unrealized Gains	981	718
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	(4)	(159)
Fair Value	40,314	37,703
Agency [Member] | Commercial Mortgage Backed Securities [Member]
Available-for-sale securities
Amortized Cost	133	194
Unrealized Gains	7	5
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	0	(2)
Fair Value	140	197
Agency [Member] | Residential [Member]
Held-to-maturity
Amortized Cost	16,085	847
Unrealized Gains	333	0
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	(3)	(4)
Fair Value	16,415	843
Residential Non-agency Prime [Member] | Residential [Member]
Available-for-sale securities
Amortized Cost	911	1,216
Unrealized Gains	5	12
Unrealized Losses Other Than Temporary	(63)	(86)
Unrealized Losses Other	(50)	(39)
Fair Value	803	1,103
Residential Non-agency Non-Prime [Member] | Residential [Member]
Available-for-sale securities
Amortized Cost	1,047	1,193
Unrealized Gains	9	15
Unrealized Losses Other Than Temporary	(247)	(243)
Unrealized Losses Other	(7)	(18)
Fair Value	802	947
Residential Non-agency Non-Prime [Member] | Residential [Member]
Held-to-maturity
Amortized Cost	2	3
Unrealized Gains	0	0
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	0	0
Fair Value	$ 2	$ 3